                         SUPPLEMENT TO THE PROSPECTUS
                                      OF
                         KEYSTONE INSTITUTIONAL TRUST
           KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND
                                 (THE "FUND")

  The prospectus of the Fund is hereby supplemented as follows:

  On December 11, 1996, Keystone Investments, Inc. ("Keystone Investments"), and indirectly each of its subsidiaries, including Keystone Investment Management Company ("Keystone"), the Fund's investment adviser, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the name "Keystone Investments, Inc." and succeeded to the business of Keystone Investments. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of Furman Selz LLC ("Furman Selz"). The new investment advisory agreement was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996. The fee rate paid by the Fund for the services provided by Keystone and its affiliates has not changed as a result of the Acquisition.

  Keystone Investments and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $133.9 billion in consolidated assets as of September 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB, together with Lieber & Company and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $50 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

  EKD, which is not affiliated with First Union, is now the Fund's principal underwriter (the "Principal Underwriter"). EKD replaces Fiduciary Investment Company, Inc. ("FICO") as the Fund's principal underwriter. FICO may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While FICO may no longer act as principal underwriter of the Fund as discussed above, FICO may continue to receive compensation from the Fund or the Principal Underwriter in respect of underwriting and distribution services performed prior to the termination of FICO as principal underwriter. Evergreen Keystone Investment Services, Inc., an affiliate of Keystone, may also be compensated by the Principal Underwriter for the provision of certain marketing support services to the Principal Underwriter at an annual rate of up to .75% of the average daily net assets of the Fund, subject to certain restrictions.

  Furman Selz will provide personnel to serve as officers of the Fund, and certain administrative services to the Fund pursuant to a sub-administration agreement under which it will receive from Keystone an annual fee at the maximum annual rate of .01% of the average daily net assets of the Fund. Both EKD and Furman Selz are located at 230 Park Avenue, New York, New York 10169.

  It is expected that on or about January 2, 1997, Furman Selz will transfer EKD, and its related mutual fund distribution and administration business, to BISYS Group, Inc. ("BISYS"). At that time, BISYS will succeed as sub-administrator to the Fund. It is not expected that the acquisition of the mutual fund distribution and administration business by BISYS will affect the services currently provided by EKD or Furman Selz.

PORTFOLIO MANAGEMENT
  Keystone's Small Cap Growth Team has been the Fund's Portfolio Manager since its inception. Members of the team are currently J. Gary Craven and Margery C. Parker. Mr. Craven is currently a Keystone Senior Vice President and Group Leader for the small cap equity area. Mr. Craven has been an investment professional since 1987. Ms. Parker is currently a Keystone Vice President and has been an investment professional since 1982.

CERTAIN OTHER CHANGES
  In connection with the Acquisition described above, the following changes have also occurred or will occur with respect to the Fund:

  * The name of Keystone Investor Resource Center, Inc., the Fund's transfer and dividend disbursing agent, has been changed to Evergreen Keystone Service Company. It is not expected that the Acquisition or the change of name will have any effect on the services provided.

  * Keystone Institutional Company, Inc. is now a part of Keystone Investment Management Company, the Fund's investment adviser. References to Keystone Institutional Company, Inc. shall hereafter be deemed to be references to Keystone Institutional, a division of Keystone.

EFFECTS OF BANKING LAWS
  The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting certain payments from the Fund, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

December 11, 1996
                                                                         KIT-S

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                          KEYSTONE INSTITUTIONAL TRUST
      KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND (THE "FUND")

         The statement of additional information of the Fund is hereby supplemented as follows:

         On December 11, 1996, Keystone Investments, Inc. ("Keystone Investments"), and indirectly each of its subsidiaries, including Keystone Investment Management Company ("Keystone"), the Fund's investment adviser, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the name "Keystone Investments, Inc." and succeeded to the business of Keystone Investments. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of Furman Selz LLC ("Furman Selz"). The new investment advisory agreement was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996. The fee rate paid by the Fund for the services provided by Keystone and its affiliates has not changed as a result of the Acquisition.

         Keystone Investments and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $133.9 billion in consolidated assets as of September 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB, together with Lieber & Company and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $50 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

         EKD, which is not affiliated with First Union, is now the Fund's principal underwriter (the "Principal Underwriter"). EKD replaces Fiduciary Investment Company, Inc. ("FICO") as the Fund's principal underwriter. FICO may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks, such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares.

         Furman Selz will provide personnel to serve as officers of the Fund, and certain administrative services to the Fund pursuant to a sub-administration agreement under which it will receive from Keystone an annual fee at the maximum annual rate of .01% of the average daily net assets of the Fund. Both EKD and Furman Selz are located at 230 Park Avenue, New York, New York 10169.

         It is expected that on or about January 2, 1997, Furman Selz will transfer EKD, and its related mutual fund distribution and administration business, to BISYS Group, Inc. ("BISYS"). At that time, BISYS will succeed as sub-administrator to the Fund. It is not expected that the acquisition of the mutual fund distribution and administration business by BISYS will affect the services currently provided by EKD or Furman Selz.

TRUSTEES AND OFFICERS

         The current Trustees and officers of the Fund, their addresses, their principal occupations and some of their affiliations over the last five years are as follows:

FREDERICK AMLING:           Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Professor, Finance Department, George Washing ton University; President, Amling & Company
                            (investment advice); and former Member, Board of Advisers, Credito Emilano (banking).

LAURENCE B. ASHKIN:         Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of all the Evergreen funds other than Evergreen Investment Trust; real estate developer and construction consultant; and President of Centrum Equities and Centrum Properties, Inc.

CHARLES A. AUSTIN III:      Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Investment Counselor to Appleton Partners,
                            Inc.; and former Managing Director, Seaward
                            Management Corporation (investment advice).

FOSTER BAM:                 Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of all the Evergreen funds other than Evergreen Investment Trust; Partner in the law firm of Cummings & Lockwood; Director, Symmetrix, Inc.
                            (sulphur company) and Pet Practice, Inc. (veterinary services); and former Director, Chartwell Group Ltd.
                            (manufacturer of office furnishings and
                            accessories), Waste Disposal Equipment Acquisition
                            Corporation and Rehabilitation Corporation of
                            America (rehabilitation hospitals).

*GEORGE S. BISSELL:         Chairman of the Board and Trustee of the Funds;
                            Chairman of the Board and Trustee or Director of all other funds in the Keystone Investments Families of Funds; Chairman of the Board and Trustee of Anatolia
                            College; Trustee of University Hospital (and
                            Chairman of its Investment Committee); former
                            Director and Chairman of the Board of Hartwell
                            Keystone; and former Chairman of the Board, Director and Chief Executive Officer of Keystone Investments.

EDWIN D. CAMPBELL:          Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Principal, Padanaram Associates, Inc.; and former Executive Director, Coalition of Essential
                            Schools, Brown University.

CHARLES F. CHAPIN:          Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; and former Director, Peoples Bank (Charlotte,
                            NC).

K. DUN GIFFORD:             Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee, Treasurer and Chairman of the
                            Finance Committee, Cambridge College; Chairman
                            Emeritus and Director, American Institute of Food and Wine; Chairman and President, Oldways
                            Preservation and Exchange Trust (education); former
                            Chairman of the Board, Director, and Execu tive Vice
                            President, The London Harness Company; former
                            Managing Partner, Roscommon Capital Corp.; former
                            Chief Executive Officer, Gifford Gifts of Fine
                            Foods; former Chairman, Gifford, Drescher &
                            Associates (environmental consult ing); and former
                            Director, Keystone Investments and Keystone.

JAMES S. HOWELL:            Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Chairman and Trustee of the Evergreen funds;
                            former Chairman of the Distribution Foundation for the Carolinas; and former Vice President of Lance
                            Inc. (food manufacturing).

LEROY KEITH, JR.:           Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Chairman of the Board and Chief Executive
                            Officer, Carson Products Company; Director of
                            Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio
                            Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR.:         Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Chairman and Of Counsel, Keyser, Crowley &
                            Meub, P.C.; Member, Governor's (VT) Council of
                            Economic Advisers; Chairman of the Board and
                            Director, Central Vermont Public Service Corporation and Lahey Hitchcock Clinic; Director, Vermont Yankee
                            Nuclear Power Corporation, Grand Trunk Corporation,
                            Grand Trunk Western Railroad, Union Mutual Fire
                            Insurance Company, New England Guaranty Insurance
                            Company, Inc., and the Investment Company Institute;
                            former Director and President, Associated Industries of Vermont; former Director of Keystone, Central
                            Vermont Railway, Inc., S.K.I. Ltd., and Arrow
                            Financial Corp.; and former Director and Chairman of the Board, Proctor Bank and Green Mountain Bank.

GERALD M. MCDONELL:         Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; and Sales
                            Representative with Nucor-Yamoto, Inc. (steel producer).

THOMAS L. MCVERRY:          Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; former Vice
                            President and Director of Rexham Corporation; and former Director of Carolina Cooperative Federal
                            Credit Union.

*WILLIAM WALT PETTIT:       Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:        Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Vice Chair and former Executive Vice
                            President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden
                            International Inc. (executive recruitment); and
                            Director, Commerce and Industry Association of New
                            Jersey, 411 International, Inc., and J&M Cumming
                            Paper Co.

RUSSELL A. SALTON, III MD:  Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; Medical Director, U.S. Health Care/Aetna Health Services; former Managed Health Care Consultant; and former President, Primary Physician Care.

MICHAEL S. SCOFIELD:        Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; and Attorney, Law Offices of Michael S. Scofield.

RICHARD J. SHIMA:           Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Chairman, Environmental Warranty, Inc.
                            (insurance agency); Executive Consultant, Drake Beam
                            Morin, Inc. (executive outplacement); Director of
                            Connecticut Natural Gas Corporation, Hartford Hospi tal, Old State House Association, Middlesex Mutual
                            Assurance Company, and Enhance Financial Services,
                            Inc.; Chairman, Board of Trustees, Hartford Graduate
                            Center; Trustee, Greater Hartford YMCA; former
                            Director, Vice Chairman and Chief Investment
                            Officer, The Travelers Corporation; former Trustee,
                            Kingswood- Oxford School; and former Managing
                            Director and Consultant, Russell Miller, Inc.

*ANDREW J. SIMONS:          Trustee of the Funds; Trustee or Director of all
                            other funds in the Keystone Investments Families of Funds; Partner, Farrell, Fritz, Caemmerer, Cleary,
                            Barnosky & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's University
                            School of Law; Adjunct Professor of Law, Touro
                            College School of Law; and former President, Nassau
                            County Bar Association.

JOHN J. PILEGGI:            President and Treasurer of the Funds; President and
                            Treasurer of all other funds in the Keystone
                            Investments Families of Funds; President and
                            Treasurer of the Evergreen funds; Senior Managing
                            Director, Furman Selz LLC since 1992; and Managing
                            Director, 1984 to 1992; 230 Park Avenue, Suite 910,
                            New York, NY.

GEORGE O. MARTINEZ:         Secretary of the Funds; Secretary of all other funds
                            in the Keystone Investments Families of Funds; and Senior Vice President and Director of Administration and Regulatory Services, BISYS Fund Services; 3435
                            Stelzer Road, Columbus, Ohio.

* This person may be considered an "interested person" of the Fund within the meaning of the 1940 Act.


         After the transfer of EKD and its related mutual fund distribution and administration business to BISYS, it is expected that all of the officers of the Fund will be officers and/or employees of BISYS.

CERTAIN OTHER CHANGES

         In connection with the Acquisition described above, the following changes have also occurred or will occur with respect to the Fund.

         The name of Keystone Investor Resource Center, Inc., the Fund's transfer and dividend disbursing agent, has been changed to Evergreen Keystone Service Company. It is not expected that the Acquisition or the change of name will have any effect on the services provided.

         Keystone Institutional Company, Inc. is now a part of Keystone Investment Management Company, the Fund's investment adviser. References to Keystone Institutional Company, Inc. shall hereafter be deemed to be references to Keystone Institutional, a division of Keystone.

EFFECTS OF BANKING LAWS

         The Glass-Steagall Act currently limits the ability of depository institutions (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

         The Glass-Steagall Act and other banking laws and regulations also presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in Keystone Investments or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a fund by its customers. In such event, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

December 11, 1996